EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Schedule of equity	Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Preferred equity	(a)	$4,145	$4,145
Non-controlling interests	(b)	88,386	86,804
Common equity	(c)	42,210	31,693
		$134,741	$122,642
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2021	2020	2021	2020
Perpetual preferred shares
Floating rate	2.32%	1.76%	$505	$531
Fixed rate	4.82%	4.82%	739	739
	3.81%	3.54%	1,244	1,270
Fixed rate-reset preferred shares	4.07%	4.07%	2,901	2,875
	4.00%	3.91%	$4,145	$4,145
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2021	2020	2021	2020
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,457,685	10,457,685	$169	$169
Series 4	70% P	2,795,910	2,795,910	45	45
Series 8[2]	Variable up to P	3,321,486	2,476,185	54	42
Series 13	70% P	9,290,096	9,290,096	195	195
Series 15	B.A. + 40 b.p.[1]	2,000,000	2,000,000	42	42
Series 17	4.75%	7,840,204	7,840,204	171	171
Series 18	4.75%	7,866,749	7,866,749	178	178
Series 25[3]	—	—	1,529,133	—	38
Series 36	4.85%	7,842,909	7,842,909	197	197
Series 37	4.90%	7,830,091	7,830,091	193	193
				1,244	1,270
Rate-reset preferred shares[4]
Series 9[2]	2.75%	670,680	1,515,981	9	21
Series 24[3]	3.24%	10,808,027	9,278,894	265	227
Series 26	3.47%	9,770,928	9,770,928	240	240
Series 28	2.73%	9,233,927	9,233,927	232	232
Series 30	4.69%	9,787,090	9,787,090	241	241
Series 32	5.06%	11,750,299	11,750,299	297	297
Series 34[5]	4.44%	9,876,735	9,876,735	253	253
Series 38[6]	3.57%	7,906,132	7,906,132	179	179
Series 40[7]	4.03%	11,841,025	11,841,025	271	271
Series 42[8]	3.25%	11,887,500	11,887,500	266	266
Series 44	5.00%	9,831,929	9,831,929	187	187
Series 46	4.80%	11,740,797	11,740,797	217	217
Series 48	4.75%	11,885,972	11,885,972	244	244
				2,901	2,875
Total				$4,145	$4,145
1.Rate determined quarterly.
2. 8,202 shares were converted from Series 8 to Series 9 and 853,503 shares were converted from Series 9 to Series 8 on November 1, 2021.
3.All Series 25 shares were converted into Series 24 on a one-for-one basis effective June 30, 2021.
4.Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.
5.Dividend rate reset commenced March 31, 2019.
6.Dividend rate reset commenced March 31, 2020.
7.Dividend rate reset commenced September 30, 2019.
8.Dividend rate reset commenced June 30, 2020.
P – Prime Rate, B.A. – Bankers’ Acceptance Rate, b.p. – Basis Points.
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2021	2020
Common equity	$82,898	$80,915
Preferred equity	5,488	5,889
Total	$88,386	$86,804
Further information on non-controlling interests is provided in Note 4 – Subsidiaries.
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT DEC. 31	2021	2020
Class A shares[1]	1,568,743,821	1,510,635,291
Class B shares	85,120	85,120
Shares outstanding[1]	1,568,828,941	1,510,720,411
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	82,825,207	62,975,947
Total diluted shares	1,651,654,148	1,573,696,358
1.Net of 69,663,192 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2021 (December 31, 2020 – 64,197,815).
2.Includes management share option plan and escrowed stock plan Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2021	2020
Outstanding, beginning of year[1]	1,510,720,411	1,509,293,641
Issued (Repurchased)
Issuances	61,276,716	—
Repurchases	(9,662,117)	(8,932,576)
Long-term share ownership plans[2]	6,369,972	10,137,294
Dividend reinvestment plan and other	123,959	222,052
Outstanding, end of year[3]	1,568,828,941	1,510,720,411
1.Net of 64,197,815 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2020 (December 31, 2019 – 63,417,346).
2.Includes management share option plan and restricted stock plan.
3.Net of 69,663,192 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2021 (December 31, 2020 – 64,197,815).
Disclosure of components of common equity
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2021	2020
Common shares	$10,538	$7,368
Contributed surplus	320	285
Retained earnings	17,705	15,178
Ownership changes	6,243	2,691
Accumulated other comprehensive income	7,404	6,171
Common equity	$42,210	$31,693

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Net income (loss) attributable to shareholders	$3,966	$(134)
Preferred share dividends	(148)	(141)
Dilutive effect of conversion of subsidiary preferred shares	(26)	93
Net income (loss) available to shareholders	3,792	(182)
Dilutive impact of exchangeable shares	2	—
Net income (loss) available to shareholders including dilutive impact of exchangeable shares	$3,794	$(182)

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020[1]
Weighted average – Class A and Class B shares	1,536.5	1,511.4
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	50.4	—
Class A and Class B shares and share equivalents	1,586.9	1,511.4
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.

Schedule of expense recognized for share-based compensation	The expense recognized for share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Expense arising from equity-settled share-based payment transactions	$110	$89
Expense arising from cash-settled share-based payment transactions	681	104
Total expense arising from share-based payment transactions	791	193
Effect of hedging program	(670)	(99)
Total expense included in consolidated income	$121	$94

Schedule of number and weighted average exercise prices of share options
The changes in the number of options during 2021 and 2020 were as follows:

	NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2021	47,367	US$	25.08
Granted	4,185		43.43
Exercised	(7,388)		20.15
Cancelled	(370)		34.49
Outstanding as at December 31, 2021	43,794	US$	27.58
1.Options to acquire NYSE listed Class A shares.

	NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2020	50,703	US$	22.69
Granted	3,341		45.21
Exercised	(6,382)		16.50
Cancelled	(295)		27.80
Outstanding as at December 31, 2020	47,367	US$	25.08
1.Options to acquire NYSE listed Class A shares.
The weighted-average fair value of options granted for the year ended December 31, 2021 was $6.97 (2020 – $5.54), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2021	2020
Weighted-average share price	US$	43.43	45.21
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	24.4	17.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.7	1.5
Risk-free rate	%	1.0	1.4
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
At December 31, 2021, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$10.30 – US$15.35	0.2 years	629	—	629
US$16.81 – US$20.39	2.8 years	10,238	—	10,238
US$22.50 – US$26.93	5.0 years	14,473	3,856	18,329
US$29.48 – US$38.64	7.2 years	3,083	4,173	7,256
US$43.43 – US$45.21	8.7 years	646	6,696	7,342
		29,069	14,725	43,794

At December 31, 2020, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$10.30 – US$15.35	1.0 years	2,254	—	2,254
US$15.58 – US$20.39	3.8 years	11,860	1,131	12,991
US$22.50 – US$26.93	5.9 years	14,280	7,010	21,290
US$29.48 – US$38.64	8.2 years	1,833	5,672	7,505
US$45.21	9.2 years	—	3,327	3,327
		30,227	17,140	47,367
The change in the number of ES shares during 2021 and 2020 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2021	46,716	$28.88
Granted	5,300	43.53
Exercised	(1,621)	20.01
Cancelled	(17)	44.35
Outstanding at December 31, 2021	50,378	$30.70

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2020	54,791	$25.82
Granted	3,841	45.21
Exercised	(11,613)	19.66
Cancelled	(303)	35.85
Outstanding at December 31, 2020	46,716	$28.88

Schedule of options granted using black-scholes module
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2021 was $6.99 (2020 – $5.54), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2021	2020
Weighted-average share price	US$	43.53	45.21
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	24.4	17.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.6	1.5
Risk-free rate	%	1.0	1.4
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.